Financial Instruments, Significant unobservable Inputs - Level 3 fair value measurement, Assets (Details) $ in Thousands	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 949,867	$ 853,556
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	206,892	$ 154,445
Investments held at fair value | Level 3 of fair value hierarchy [member] | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 204,379
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Estimated time to exit | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average | yr	1.73
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Exit valuation multiples | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	2.19
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount rate | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.280
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount for lack of marketability ("DLOM") | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.100
Investments held at fair value | Level 3 of fair value hierarchy [member] | Weighted average [member] | Volatility | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.650